Segment Information - Geographical Area - Summary of Operating Results by Geographical Areas (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Additional information by geographies [Line Items]
Turnover	€ 26,352	€ 27,725
Change (%)	(5.00%)
Impact of exchange rates (%)	(8.90%)
Impact of acquisitions (%)	2.10%
Impact of disposals (%)	(0.20%)
Underlying Sales Growth (%)	2.50%
Underlying Price Growth (%)	0.20%
Underlying Volume Growth (%)	2.20%
Operating profit	€ 4,474	4,847
Underlying operating profit	€ 4,912	€ 4,926
Operating margin (%)	17.00%	17.50%
Underlying operating margin (%)	18.60%	17.80%
Asia/AMET/RUB [member]
Additional information by geographies [Line Items]
Turnover	€ 11,735	€ 12,085
Change (%)	(2.90%)
Impact of exchange rates (%)	(10.30%)
Impact of acquisitions (%)	2.00%
Underlying Sales Growth (%)	6.10%
Underlying Price Growth (%)	0.90%
Underlying Volume Growth (%)	5.10%
Operating profit	€ 2,248	2,070
Underlying operating profit	€ 2,317	€ 2,211
Operating margin (%)	19.20%	17.10%
Underlying operating margin (%)	19.70%	18.30%
The Americas [member]
Additional information by geographies [Line Items]
Turnover	€ 8,083	€ 9,077
Change (%)	(11.00%)
Impact of exchange rates (%)	(12.80%)
Impact of acquisitions (%)	3.50%
Impact of disposals (%)	(0.50%)
Underlying Sales Growth (%)	(0.80%)
Underlying Price Growth (%)	(0.30%)
Underlying Volume Growth (%)	(0.50%)
Operating profit	€ 1,156	1,704
Underlying operating profit	€ 1,333	€ 1,538
Operating margin (%)	14.30%	18.80%
Underlying operating margin (%)	16.50%	16.90%
Europe [member]
Additional information by geographies [Line Items]
Turnover	€ 6,534	€ 6,563
Change (%)	(0.50%)
Impact of exchange rates (%)	(0.80%)
Impact of acquisitions (%)	0.40%
Impact of disposals (%)	(0.30%)
Underlying Sales Growth (%)	0.20%
Underlying Price Growth (%)	(0.50%)
Underlying Volume Growth (%)	0.70%
Operating profit	€ 1,070	1,073
Underlying operating profit	€ 1,262	€ 1,177
Operating margin (%)	16.40%	16.30%
Underlying operating margin (%)	19.30%	17.90%